Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000194896_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.13%
C000194896_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.79%
C000194896_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.47%
C000209805_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.13%
C000209805_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.79%
C000209805_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.15%
C000209804_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.33%
C000209804_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.95%
C000209804_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.45%
C000194895_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.13%
C000194895_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.79%
C000194895_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.47%
C000194896_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International Value Factor ETF
C000194896_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,000
C000194896_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 8,554
C000194896_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 9,327
C000194896_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 7,805
C000194896_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,033
C000194896_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 8,956
C000194896_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,632	$ 10,632	$ 10,632	$ 10,632
C000194896_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International Value Factor Index℠
C000194896_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000194896_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,585
C000194896_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,404
C000194896_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							7,917
C000194896_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,264
C000194896_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,197
C000194896_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,973	10,973	10,973	$ 10,973
C000194896_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
C000194896_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000194896_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,705
C000194896_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,693
C000194896_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,053
C000194896_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,301
C000194896_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,611
C000194896_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,843	$ 10,843	$ 10,843	$ 10,843
C000194896_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.51%
C000194896_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.56%
C000194896_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.72%
C000194896_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.30%
C000194896_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.63%
C000194896_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.52%
C000194896_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.90%
C000194896_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.13%
C000194896_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.25%
C000209805_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® International Multifactor ETF
C000209805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,672
C000209805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,061
C000209805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,584
C000209805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,770
C000209805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,803	$ 10,803	$ 10,803	10,803
C000209805_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity International Multifactor Index℠
C000209805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,729
C000209805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,153
C000209805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,760
C000209805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,975
C000209805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,075	11,075	$ 11,075	11,075
C000209805_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
C000209805_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209805_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,664
C000209805_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,961
C000209805_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,534
C000209805_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,574
C000209805_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,930	$ 11,930	$ 11,930	11,930
C000209805_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.88%
C000209805_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.29%
C000209805_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.96%
C000209805_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.70%
C000209805_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.32%
C000209805_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.06%
C000209805_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.23%
C000209805_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.76%
C000209805_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.47%
C000209804_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Emerging Markets Multifactor ETF
C000209804_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209804_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,066
C000209804_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,660
C000209804_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,065
C000209804_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,679
C000209804_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,960	$ 9,960	$ 9,960	9,960
C000209804_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Emerging Markets Multifactor Index℠
C000209804_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209804_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,153
C000209804_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,794
C000209804_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,353
C000209804_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,859
C000209804_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,309	10,309	$ 10,309	10,309
C000209804_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
C000209804_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000209804_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,992
C000209804_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,819
C000209804_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,656
C000209804_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,730
C000209804_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,677	$ 9,677	$ 9,677	$ 9,677
C000209804_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.20%
C000209804_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.38%
C000209804_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.96%
C000209804_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.57%
C000209804_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.57%
C000209804_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.23%
C000209804_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.68%
C000209804_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.33%
C000209804_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.96%
C000194895_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® International High Dividend ETF
C000194895_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000194895_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,456
C000194895_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,035
C000194895_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							6,777
C000194895_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,812
C000194895_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,259
C000194895_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,215	$ 9,215	9,215	$ 9,215
C000194895_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity International High Dividend Index℠
C000194895_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000194895_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,488
C000194895_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,107
C000194895_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							6,857
C000194895_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,975
C000194895_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,445
C000194895_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,467	9,467	9,467	$ 9,467
C000194895_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
C000194895_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,000
C000194895_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 8,705
C000194895_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 9,693
C000194895_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 9,053
C000194895_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 12,301
C000194895_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,611
C000194895_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,843	$ 10,843	$ 10,843	$ 10,843
C000194895_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.22%
C000194895_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.33%
C000194895_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.64%
C000194895_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.36%
C000194895_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.40%
C000194895_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.44%
C000194895_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000194895_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.80%
C000194895_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.10%